STOCKHOLDERS' EQUITY (Details 3) (USD $)	0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended							9 Months Ended						0 Months Ended	1 Months Ended		1 Months Ended					9 Months Ended
	Feb. 12, 2013	Feb. 08, 2013	Jun. 18, 2012	Aug. 31, 2013	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Nov. 21, 2012	Mar. 30, 2012	Feb. 23, 2012	Feb. 09, 2012	Feb. 28, 2011	Sep. 29, 2010	Aug. 31, 2013 Barry Honig, Board Member	Aug. 31, 2013 Warrants	May 31, 2013 Warrants	Dec. 31, 2012 Warrants	Aug. 31, 2013 Warrants Minimum	Aug. 31, 2013 Warrants Maximum	Aug. 31, 2013 Warrants Common Stock	Aug. 31, 2013 Warrants Common Stock Barry Honig, Board Member	Aug. 31, 2013 Private placement	Aug. 31, 2013 Private placement Warrants	Aug. 31, 2013 Private placement Warrants Common Stock	Sep. 30, 2013 Vested restricted stock grants	Sep. 30, 2013 Preferred Stock	Sep. 30, 2013 Convertible Series A Preferred Stock	Sep. 30, 2013 Convertible Series B Preferred Stock	Sep. 30, 2013 Convertible Series C Preferred Stock	Sep. 30, 2013 Convertible Series D Preferred Stock	Aug. 05, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock	Sep. 30, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Barry Honig, Board Member	Aug. 31, 2013 Convertible Series E Preferred Stock Warrants	Aug. 31, 2013 Convertible Series E Preferred Stock Private placement	Aug. 31, 2013 Convertible Series E Preferred Stock Private placement Warrants item	Sep. 30, 2013 Convertible Series E Preferred Stock Private placement Warrants	Sep. 30, 2013 Non-vested option-based compensation	Sep. 30, 2013 Non-vested option-based compensation
Stock authorized, shares						50,000,000		50,000,000	50,000,000	50,000,000	50,000,000																			50,000,000	2,250,000	8,000,000	3,284,396	7,500,000	15,151		15,151
Par value of preferred stock authorized (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 1.20														$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of common shares issued upon conversion																																			3,000
Conversion price per share of common stock (in dollars per share)																																			$ 0.33
Preferred stock redemption amount as percentage of purchase price																																			110.00%
Amount that preferred stockholder is entitled to receive as percentage of purchase price upon liquidation, dissolution or winding up of the entity																																			110.00%
Cash payment that preferred stockholders are entitled to receive as percentage of purchase price upon a change of control																																			10.00%
Number of shares of common stock to be acquired																								12,639,600				13,590											12,639,600
Net proceeds from private placement																																							$ 10,200,000		$ 10,200,000
Term of warrants																			3 years																						3 years
Percentage of number of shares of common stock issuable upon conversion of the Series E shares																								40.00%
Exercise price (in dollars per share)																			$ 0.40																							$ 0.40
Expiration period of warrants																			3 years
Number of shares of Series E Preferred Stock with associated warrant used to determine cumulative purchase price																																									1
Purchase price of each share of Series E Preferred Stock with associated warrant (in dollars per share)																																									$ 990
Initial estimated fair value allocated to the ECF																																				2,188,792
initial estimated fair value allocated to the warrants																																				1,912,867
Assumptions used valuing the warrants
Risk free interest rate (annual) (as a percent)								0.27%	0.25%												0.27%	0.61%	0.82%
Expected volatility (as a percent)								103.00%	106.00%										86.00%		112.00%
Expected life								2 years	2 years										3 years		2 years
Assumed dividends (as a percent)																			0.00%
Legal fees paid in cash																										124,000
Commissions paid in cash																										76,000
Amount owed by the Company under a Credit Facility Agreement to related party																		645,480
Number of shares issued in exchange for outstanding principal and accrued interest to related party																																						652
Number of warrants issued in exchange for outstanding principal and accrued interest to related party (in shares)																									782,400
Preferred stock, Issued (in shares)																2,250,000															0	0	0	0			11,185
Preferred stock, Outstanding (in shares)																															0	0	0	0			11,185
Shares issued in private placement																																				10,533				10,533
Shares of common stock issued to CEO			5,000,000												12,000,000
Number of restricted shares previously issued to CEO for which vesting period has been extended		6,000,000
Stock-based compensation expense																													3,475,523														323,750
Unrecognized compensation expense																													3,904,349															156,651
Shares of restricted common stock issued to director	6,700,000		3,000,000
Value of restricted common stock issued to director	3,417,000
Market value of restricted common stock issued to director (in dollars per share)	$ 0.51		$ 0.34
Percentage of vesting of restricted common stock	33.33%		33.33%
Vesting period	3 years		3 years
Restricted stock issued to Vice President (in shares)					500,000							200,000
Intrinsic value of stock options outstanding						731,700					731,700
Reserved for issuance (in shares)	40,000,000														40,000,000		2,800,000
Outstanding awards under 2010 plan (in shares)																	2,150,000
Holders of common stock in favor of 2012 Equity Incentive Plan (as a percent)															53.00%
Remaining available stock-based awards for future issuances under 2012 Plan (in shares)						0					0
Remaining available stock-based awards for future issuances under 2013 Plan (in shares)						33,300,000					33,300,000
Three year options granted to consultants, shares					150,000
Value of three year options granted to consultants (in dollars per share)					$ 0.44
Weighted average fair value of options granted (in dollars per share)				$ 0.23	$ 0.25			$ 0.36
Three year options granted to consultants, value					38,058
Assumptions of Black-Scholes option pricing model
Share price (in dollars per share)				$ 0.35	$ 0.44								$ 0.555	$ 1.00
Volatility (as a percent)				86.00%	92.00%
Expected term				5 years	3 years
Dividend yield (as a percent)				0.00%	0.00%
Risk free interest rate (as a percent)				1.57%	0.35%
Volatility granted to Vice President (as a percent)					92.00%
Risk free interest rate to Vice President (as a percent)					0.14%
Dividend yield to Vice President (as a percent)					0.00%
Expected term to Vice President					9 months
Five year options granted to consultants, shares				200,000
Value of five year options granted to consultants (in dollars per share)				$ 0.40
Five year options granted to consultants, value				45,080
Warrant settlement expense						45,484	4,883,196	(4,883,196)	4,799,000	(9,682,196)	9,727,680									45,484
Cancelled (in shares)								32,430,954	5,336,045											(3,446,748)
Warrants issued to purchase shares of the Company's common stock (in shares)																											13,435,590
Additional stock-based compensation expense																													$ 35,079